Cover	Jul. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2026
Current Fiscal Year End Date	--01-31
Entity File Number	001-38553
Entity Registrant Name	DOMO, INC.
Entity Central Index Key	0001505952
Entity Tax Identification Number	27-3687433
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	802 East 1050 South
Entity Address, City or Town	American Fork
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84003
City Area Code	(801)
Local Phone Number	899-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, par value $0.001 per share
Trading Symbol	DOMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false